Basic and Diluted Net Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE

NOTE 16:- BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2022	2021	2020
Numerator (thousands):

Net income attributed to Sapiens’ shareholders	$52,595	$47,171	$33,775

Denominator:

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	55,116,832	54,785,243	51,208,319
Stock options and RSU	453,661	805,058	950,958

Denominator for diluted net earnings per share - adjusted weighted average number of shares	55,570,493	55,590,301	52,159,277

The weighted average number of shares related to outstanding anti-dilutive options excluded from the calculations of diluted net earnings per share was 1,275,275, 804,438 and 200,000 for the years 2022, 2021 and 2020, respectively.